Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 2,267.5	$ 2,134.7
Companion Animal Disease Prevention
Disaggregation of Revenue [Line Items]
Revenue	603.9	519.7
Companion Animal Therapeutics
Disaggregation of Revenue [Line Items]
Revenue	211.1	181.8
Companion Animal Other
Disaggregation of Revenue [Line Items]
Revenue	69.3	119.9
Food Animal Future Protein & Health
Disaggregation of Revenue [Line Items]
Revenue	502.1	456.0
Food Animal Ruminants & Swine
Disaggregation of Revenue [Line Items]
Revenue	$ 881.1	$ 857.3